Commitments and contingencies (Details) - GBP (£) £ in Millions	Sep. 30, 2024	Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Energy purchase commitments	£ 13,403	£ 14,175
Contractual capital commitments	£ 3,697	£ 3,250